Acquisitions (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended											1 Months Ended	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Industrial Materials [Member]	Dec. 31, 2011 Industrial Materials [Member]	Dec. 31, 2010 Industrial Materials [Member]	Dec. 31, 2012 Aerospace Materials [Member]	Dec. 31, 2011 Aerospace Materials [Member]	Dec. 31, 2010 Aerospace Materials [Member]	Dec. 31, 2012 Umeco [Member]	Jul. 20, 2012 Umeco [Member]	Jul. 20, 2012 Umeco Plc [Member]	Dec. 31, 2012 Legacy Umeco [Member]	Dec. 31, 2012 Legacy Umeco [Member] Industrial Materials [Member]	Dec. 31, 2012 Legacy Umeco [Member] Aerospace Materials [Member]	Mar. 31, 2012 SOIL [Member]	Mar. 30, 2012 SOIL [Member]	Mar. 30, 2012 SOIL [Member] Maximum [Member]	Mar. 30, 2012 SOIL [Member] Minimum [Member]
Business Acquisition [Line Items]
Total purchase price																				$ 423.8					$ 30.2
Amount from existing revolving credit facility drawn																				170.0
Revolving credit facility	400.0								400.0
Net sales	470.7	455.4	404.0	378.1	369.5	363.4	347.3	335.7	1,708.1	1,415.9	1,223.4							150.0				124.7	25.3
Goodwill																		184.4	184.4
The estimated amount of goodwill deductible for tax purposes																		7.1
Period of goodwill deductible for tax purposes																		5 years
The estimated amount of goodwill non-deductible for tax purposes																		177.3
Estimated net step-up in fair value for finished goods																		5.6
Estimated step-up in fair value for property and equipment																			4.9
Fair value of acquired trade receivables																		65.2
Acquisition related costs																		8.4
Net earnings									163.6	155.5	113.5	10.7	11.1	10.1	155.6	113.8	97.0	1.0
Amortization of purchased finished goods																		5.6
Removal of costs related to the acquisition																		20.2			11.8
Date of acquisitions																								Mar. 30, 2012
Net amount payable to SOIL																										$ 7.5	$ 1.0